Client Name:
Client Project Name:	GSMBS 2024 AO1
Start - End Dates:	9/17/2019 - 9/9/2021
Deal Loan Count:	3

Rating Agency ATR QM Data Fields

Loans in Report:	3

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	9890	XXXXXX	XXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	34721.67
6E3BB634-00E6-48F3-8A73-1E1479848091	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	30596.25	XXXXXX	XXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
305D077C-719A-4A2A-86D1-F3839992B45D	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	13470	XXXXXX	XXX	Employed	Employed	Permanent Resident Alien	Permanent Resident Alien	(No Data)	No	0

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